12. FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Asset position		R$ 33,435
Liability position		(31,137)
Fair market value of amounts receivable/(payable)		2,177
Impact on finance income (cost)	R$ 28,274	(806,760)
Dollar-to-euro swap
Disclosure of detailed information about financial instruments [line items]
Counterparty name	BNPP
Expiration of operation	3/9/2017
Notional amount		10,250
Asset position		33,435
Liability position		(31,137)
Fair market value of amounts receivable/(payable)		2,298
Impact on finance income (cost)	R$ (229)	(6,467)
Di futuro
Disclosure of detailed information about financial instruments [line items]
Counterparty name	BM&FBovespa
Expiration of operation	1/2/2017
Notional amount		1,641,378
Asset position
Liability position
Fair market value of amounts receivable/(payable)		(121)
Impact on finance income (cost)	R$ 28,503	R$ 5,829